OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100.00%	100.00%	100.00%
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56.00%	65.00%	33.00%
ISRAEL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38.00%	22.00%	35.00%
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2.00%	11.00%	28.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4.00%	2.00%	4.00%